Consolidated Statement of Stockholders' Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Common Stock Held in Escrow	Stock Receivable	Stock Payable	Accumulated Deficit During Development Stage	Total
Beginning Balance, Amount at Mar. 23, 2011
Beginning Balance, Shares at Mar. 23, 2011
Founder shares April 4, 2011, Amount		22,000						22,000
Founder shares April 4, 2011, Shares		22,000,000
Shares issued for reverse merger April 15, 2011, Amount		23,957	8,178,258		(8,000,000)			202,215
Shares issued for reverse merger April 15, 2011, Shares		23,956,690
Shares issued for consulting services April 1, 2011 @ $.70, Amount		1,100	768,900					770,000
Shares issued for consulting services April 1, 2011 @ $.70, Shares		1,100,000
Shares issued for consulting services May 11, 2011 @ $.75, Amount		1,823	1,365,566					1,367,389
Shares issued for consulting services May 11, 2011 @ $.75, Shares		1,823,185
Shares received through cancellation of shares written-off prior to reverse merger, Amount		(417)	417
Shares received through cancellation of shares written-off prior to reverse merger, Shares		(416,750)
Shares issued for direct investment November 8, 2011 @ $.33, Amount		150	49,850					50,000
Shares issued for direct investment November 8, 2011 @ $.33, Shares		150,000
Options granted for legal services			108,420					108,420
Shares issued to director by shareholder as compensation			2,650,000					2,650,000
Net loss							(5,124,215)	(5,124,215)
Ending Balance, Amount at Dec. 31, 2011		48,613	13,121,411		(8,000,000)		(5,124,215)	45,809
Ending Balance, Shares at Dec. 31, 2011		48,613,125
Shares received from rescinded transaction prior to reverse merger February 13, 2012, Amount		(1,920)	(7,998,080)		8,000,000
Shares received from rescinded transaction prior to reverse merger February 13, 2012, Shares		(1,920,000)
Shares received through cancellation of shares written-off prior to reverse merger. February 17, 2012, Amount		(83)	83
Shares received through cancellation of shares written-off prior to reverse merger. February 17, 2012, Shares		(83,350)
Shares issued for consulting services March 23, 2012 @$1.07, Amount		1,000	1,069,000					1,070,000
Shares issued for consulting services March 23, 2012 @$1.07, Shares		1,000,000
Shares returned by director to shareholder April 13, 2012			(2,650,000)					(2,650,000)
Spirit Bear loan warrants finance cost April 27, 2012			516,992					516,992
Spirit Bear loan warrants finance cost May 22, 2012			64,560					64,560
Issuance of warrants of common stock June 1, 2012			99,229					99,229
Shares issued for direct investment June 12, 2012 @ $0.50, Amount		10	4,990					5,000
Shares issued for direct investment June 12, 2012 @ $0.50, Shares		10,000
Shares issued for manufacturing services June 12, 2012 @ $0.75, Amount		26	19,974					20,000
Shares issued for manufacturing services June 12, 2012 @ $0.75, Shares		26,666
Spirit Bear loan warrants finance cost June 28, 2012			1,621					1,621
Spirit Bear loan warrants finance cost July 11, 2012			39,349					39,349
Issuance of warrants of common stock August 6, 2012			110,029					110,029
Spirit Bear penalty warrants finance cost September 30, 2012			68,234					68,234
issunace of warrants of common stock November 9, 2012			72,748					72,748
Shares issued for direct investment December 5, 2012 @2,500, Amount			500,000					500,000
Shares issued for direct investment December 5, 2012 @2,500, Shares	200
Spirit Bear penalty warrants finance cost December 31, 2012			129,179					129,179
Debt settlement - escrow shares, Amount		(4,676)	(34,793)	39,469
Debt settlement - escrow shares, Shares		(4,676,000)
Debt settlement- forgiveness of debt			911,894					911,894
Officer contributed capital			70,000					70,000
Net loss							(696,357)	(696,357)
Ending Balance, Amount at Dec. 31, 2012		42,970	6,116,420	39,469			(5,820,572)	378,287
Ending Balance, Shares at Dec. 31, 2012	200	42,970,441
Shares issued to settle debt for legal services February 27, 2013 @ $0.26, Amount		25	6,475					6,500
Shares issued to settle debt for legal services February 27, 2013 @ $0.26, Shares		25,000
Shares issued for cashless exercise of option February 27, 2013 @ $.55, Amount		90	(90)
Shares issued for cashless exercise of option February 27, 2013 @ $.55, Shares		90,000
Escrow shares returned to treasury and cancelled per debt settlement agreement			31,028	(31,028)
Warrant issued for corporate development advisory services May 6, 2013			245,376					245,376
Shares issued for direct investment May 16, 2013 @ $0.23, Amount		750	249,250					250,000
Shares issued for direct investment May 16, 2013 @ $0.23, Shares		750,000
Shares issued for direct investment June 10, 2013 @ $0.237, Amount		225	99,775					100,000
Shares issued for direct investment June 10, 2013 @ $0.237, Shares		225,000
Shares issued for direct investment July 1, 2013 @ $0.45, Amount		222	99,778					100,000
Shares issued for direct investment July 1, 2013 @ $0.45, Shares		222,222
Shares issued for direct investment July 1, 2013 @ $0.45, Amount, One		389	174,611					175,000
Shares issued for direct investment July 1, 2013 @ $0.45, Shares, One		388,889
Shares issued for direct investment July 1, 2013 @ $0.45, Amount, Two		111	49,889					50,000
Shares issued for direct investment July 1, 2013 @ $0.45, Shares,Two		111,111
Shares issued for direct investment July 9, 2013 @ $0.45, Amount		111	49,889					50,000
Shares issued for direct investment July 9, 2013 @ $0.45, Shares		111,111
Shares issued for direct investment July 10, 2013 @ $0.444, Amount		225	99,775					100,000
Shares issued for direct investment July 10, 2013 @ $0.444, Shares		225,000
Shares issued for conversion of preferred shares July 12, 2013 @ $0.50, Amount		50	(50)
Shares issued for conversion of preferred shares July 12, 2013 @ $0.50, Shares	(1)	50,000
Shares issued for direct investment July 15, 2013 @ $0.45, Amount		111	49,889					50,000
Shares issued for direct investment July 15, 2013 @ $0.45, Shares		111,111
Shares issued for direct investment July 16, 2013 @ $0.45, Amount		111	49,889					50,000
Shares issued for direct investment July 16, 2013 @ $0.45, Shares		111,111
Shares issued for direct investment July 16, 2013 @ $0.45, Amount, One		222	99,778					100,000
Shares issued for direct investment July 16, 2013 @ $0.45, Shares, One		222,222
Shares issued for direct investment July 16, 2013 @ $0.45, Amount, Two		222	99,778					100,000
Shares issued for direct investment July 16, 2013 @ $0.45, Shares, Two		222,222
Shares issued for direct investment July 16, 2013 @ $0.45, Amount, Three		222	99,778					100,000
Shares issued for direct investment July 16, 2013 @ $0.45, Shares, Three		222,222
Shares issued for direct investment July 17, 2013 @ $0.45, Amount		111	49,889					50,000
Shares issued for direct investment July 17, 2013 @ $0.45, Shares		111,111
Shares issued for direct investment July 17, 2013 @ $0.45, Amount, One		167	74,833					75,000
Shares issued for direct investment July 17, 2013 @ $0.45, Shares, One		166,666
Shares issued for direct investment July 19, 2013 @ $0.45, Amount		56	24,944					25,000
Shares issued for direct investment July 19, 2013 @ $0.45, Shares		55,555
Shares issued for direct investment July 22, 2013 @ $0.45, Amount		56	24,944					25,000
Shares issued for direct investment July 22, 2013 @ $0.45, Shares		55,555
Shares issued for direct investment July 22, 2013 @ $0.45, Amount, Two		56	24,944					25,000
Shares issued for direct investment July 22, 2013 @ $0.45, Shares, Two		55,555
Shares issued for direct investment July 22, 2013 @ $0.45, Amount, Three		56	24,944					25,000
Shares issued for direct investment July 22, 2013 @ $0.45, Shares, Three		55,555
Shares issued for direct investment August 2, 2013 @ $0.45, Amount		111	49,889					50,000
Shares issued for direct investment August 12, 2013 @ $0.45, Amount		167	74,833					75,000
Shares issued for direct investment August 12, 2013 @ $0.45, Shares		166,667
Shares issued for direct investment August 13, 2013 @ $0.45, Amount		111	49,889					50,000
Shares issued for direct investment August 13, 2013 @ $0.45, Shares		111,111
Shares issued for direct investment August 14, 2013 @ $0.45, Amount		337	(337)
Shares issued for direct investment August 14, 2013 @ $0.45, Shares		336,956
Vested Warrants granted as retainer, finance cost, May 28, 2013				103,994				103,994
Shares issued for cashless exercise of warrant August 19, 2013 @ $0.45, Amount		48	(48)
Shares issued for cashless exercise of warrant August 19, 2013 @ $0.45, Shares		48,328
Shares issued for direct investment August 19, 2013 @ $0.45, Amount		111	49,889					50,000
Shares issued for direct investment August 19, 2013 @ $0.45, Shares		111,111
Shares issued for direct investment August 21, 2013 @ $0.45, Amount		56	24,944					25,000
Shares issued for direct investment August 21, 2013 @ $0.45, Shares		55,555
Shares issued for direct investment September 9, 2013 @ $0.45, Amount		197	(197)
Shares issued for direct investment September 9, 2013 @ $0.45, Shares		196,875
Spirit Bear penalty warrants finance cost October 6, 2013			174,977					174,977
Shares issued for direct investment October 11, 2013 @ $0.45, Amount		222	99,778					100,000
Shares issued for direct investment October 11, 2013 @ $0.45, Shares		222,222
Shares issued for direct investment December 17, 2013 @ $0.30, Amount		167	45,833					46,000
Shares issued for direct investment December 17, 2013 @ $0.30, Shares		166,667
Shares issued for direct investment December 17, 2013 @ $0.45, Amount		100	27,500					27,600
Shares issued for direct investment December 17, 2013 @ $0.45, Shares		100,000
Shares issued for direct investment December 17, 2013 @ $0.30, Amount, One		167	45,833					46,000
Shares issued for direct investment December 17, 2013 @ $0.30, Shares, One		166,667
Shares issued for direct investment December 17, 2013 @ $0.30, Amount, Two		100	27,500					27,600
Shares issued for direct investment December 17, 2013 @ $0.30, Shares, Two		100,000
Shares issued for direct investment December 17, 2013 @ $0.30, Amount, Three		125	49,875					50,000
Shares issued for direct investment December 17, 2013 @ $0.30, Shares, Three		125,000
Warrants issued as commission, finance cost, December 18, 2013			21,277					21,277
Warrants granted for service to be provided December 20, 2013 @ $.50			99,750					99,750
Shares issued for direct investment December 22, 2013 @ $0.45, Amount		125	49,875					50,000
Shares issued for direct investment December 22, 2013 @ $0.45, Shares		125,000
Net loss							(3,037,594)	(3,037,594)
Ending Balance, Amount at Dec. 31, 2013		$ 48,702	$ 8,840,840	$ 8,441			$ (8,858,166)	$ 39,817
Ending Balance, Shares at Dec. 31, 2013	199	48,700,929